Consolidated and Combined Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Statement of Financial Position [Abstract]
Accounts receivable allowance for doubtful accounts	$ 153	$ 144
Preferred stock, par value	$ .01	$ .01
Preferred stock, shares authorized	5,000,000	5,000,000
Series A Junior Participating Preferred Stock	250,000	250,000
Preferred stock, shares issued	0	0
Common stock, par value	$ .10	$ .10
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued	3,289,353	3,272,804